AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 13.4%
$100,000	Amur Equipment Finance Receivables LLC Series 2022-2A, Class A2, 5.30%, 6/21/2028[1,2]	$99,536
270,000	Antares CLO Ltd. Series 2017-1A, Class CR, 7.51% (3-Month USD Libor+270 basis points), 4/20/2033[1,2,3]	248,881
150,000	Avis Budget Rental Car Funding AESOP LLC Series 2020-1A, Class A, 2.33%, 8/20/2026[1,2]	140,752
338,828	Blackbird Capital Aircraft Series 2021-1A, Class B, 3.45%, 7/15/2046[1,2]	264,857
502,516	CF Hippolyta LLC Series 2020-1, Class A1, 1.69%, 7/15/2060[1,2]	456,045
109,000	COMM Mortgage Trust Series 2020-CX, Class D, 2.68%, 11/10/2046[1,2,4]	77,140
386,034	Commonbond Student Loan Trust Series 2019-AGS, Class A1, 2.54%, 1/25/2047[1,2]	347,997
598,000	DataBank Issuer Series 2021-2A, Class A2, 2.40%, 10/25/2051[1,2]	519,441
614,225	DB Master Finance LLC Series 2021-1A, Class A2I, 2.05%, 11/20/2051[1,2]	536,556
530,550	Domino's Pizza Master Issuer LLC Series 2021-1A, Class A2I, 2.66%, 4/25/2051[1,2]	453,804
925	DRB Prime Student Loan Trust Series 2017-A, Class A2B, 2.85%, 5/27/2042[1,2]	923
1,250,000	Flatiron CLO Ltd. Series 2018-1A, Class C, 6.62% (3-Month Term SOFR+196 basis points), 4/17/2031[1,2,3]	1,203,259
545,000	Flexential Issuer Series 2021-1A, Class A2, 3.25%, 11/27/2051[1,2]	485,263
370,000	Ford Credit Auto Owner Trust Series 2022-C, Class B, 5.03%, 2/15/2028[1]	368,858
1,500,000	Fortress Credit Opportunities CLO Ltd. Series 2017-9A, Class A1TR, 6.34% (3-Month USD Libor+155 basis points), 10/15/2033[1,2,3]	1,449,717
	Golub Capital Partners CLO Ltd.
850,000	Series 2018-36A, Class C, 6.91% (3-Month USD Libor+210 basis points), 2/5/2031[1,2,3]	793,106
250,000	Series 2020-47A, Class C1, 8.06% (3-Month USD Libor+325 basis points), 5/5/2032[1,2,3]	241,531
196,690	ITE Rail Fund Levered LP Series 2021-1A, Class A, 2.25%, 2/28/2051[1,2]	170,216
250,000	IVY Hill Middle Market Credit Fund Ltd. Series 12A, Class BR, 7.71% (3-Month USD Libor+290 basis points), 7/20/2033[1,2,3]	229,282
30,168	Laurel Road Prime Student Loan Trust Series 2017-C, Class A2B, 2.81%, 11/25/2042[1,2]	29,608
66,903	Marlette Funding Trust Series 2022-3A, Class A, 5.18%, 11/15/2032[1,2]	66,395

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$543,000	MCF CLO Ltd. Series 2019-1A, Class A1R, 6.16% (3-Month Term SOFR+150 basis points), 7/17/2031[1,2,3]	$530,804
	MF1 Ltd.
910,500	Series 2021-FL7, Class AS, 6.21% (1-Month USD Libor+145 basis points), 10/16/2036[1,2,3]	872,338
448,000	Series 2022-FL8, Class C, 6.76% (30-Day SOFR Average+220 basis points), 2/19/2037[1,2,3]	426,106
109,764	Navient Private Education Refi Loan Trust Series 2021-A, Class A, 0.84%, 5/15/2069[1,2]	95,902
1,058,000	New Economy Assets Phase 1 Sponsor LLC Series 2021-1, Class A1, 1.91%, 10/20/2061[1,2]	913,086
200,081	New Residential Mortgage Loan Trust Series 2021-NQ2R, Class A1, 0.94%, 10/25/2058[1,2,4]	181,352
197,885	Purewest Funding LLC Series 2021-1, Class A1, 4.09%, 12/22/2036[1,2]	188,743
238,000	Santander Drive Auto Receivables Trust Series 2022-5, Class C, 4.74%, 10/16/2028[1]	233,157
1,168,467	Slam Ltd. Series 2021-1A, Class A, 2.43%, 6/15/2046[1,2]	1,011,078
	SMB Private Education Loan Trust
88,091	Series 2017-B, Class A2B, 5.43% (1-Month USD Libor+75 basis points), 10/15/2035[1,2,3]	86,996
560,551	Series 2019-B, Class A2B, 5.68% (1-Month USD Libor+100 basis points), 6/15/2037[1,2,3]	547,987
481,294	TIF Funding II LLC Series 2021-1A, Class A, 1.65%, 2/20/2046[1,2]	405,343
	Willis Engine Structured Trust
567,152	Series 2018-A, Class A, 4.75%, 9/15/2043[1,2,5]	467,552
613,451	Series 2021-A, Class A, 3.10%, 5/15/2046[1,2]	484,659
	TOTAL ASSET-BACKED SECURITIES
	(Cost $16,061,840)	14,628,270

	COMMERCIAL MORTGAGE-BACKED SECURITIES — 0.6%
162,000	BXHPP Trust FILM Series 2021-FILM, Class C, 5.78% (1-Month USD Libor+110 basis points), 8/15/2036[2,3]	145,758
554,000	PMT Issuer Trust - FMSR Series 2021-FT1, Class A, 7.85% (1-Month USD Libor+300 basis points), 3/25/2026[1,2,3]	518,243
	TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES
	(Cost $716,000)	664,001

	CORPORATE BONDS — 82.4%
	COMMUNICATIONS — 6.7%
763,000	AMC Networks, Inc. 4.25%, 2/15/2029[1]	469,100

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	COMMUNICATIONS (Continued)
	AT&T, Inc.
$750,000	4.75%, 5/15/2046[1]	$676,244
1,155,000	3.55%, 9/15/2055[1]	825,841
1,045,000	Comcast Corp. 3.45%, 2/1/2050[1]	803,920
600,000	Cox Enterprises, Inc. 7.37%, 7/15/2027[2]	640,105
	CSC Holdings LLC
250,000	7.50%, 4/1/2028[1,2]	159,375
423,000	6.50%, 2/1/2029[1,2]	348,209
1,144,000	4.63%, 12/1/2030[1,2]	564,106
	Frontier Communications Holdings LLC
36,000	5.88%, 10/15/2027[1,2]	32,728
245,000	5.00%, 5/1/2028[1,2]	212,601
	Paramount Global
488,000	4.20%, 5/19/2032[1]	418,809
83,000	6.87%, 4/30/2036	84,250
530,000	Prosus N.V. 4.99%, 1/19/2052[1,2,6]	394,821
489,000	Time Warner Cable LLC 6.55%, 5/1/2037	481,583
48,000	T-Mobile USA, Inc. 4.95%, 3/15/2028[1]	48,460
	Verizon Communications, Inc.
450,000	2.55%, 3/21/2031[1]	383,107
664,000	3.55%, 3/22/2051[1]	504,674
200,000	Virgin Media Finance PLC 5.00%, 7/15/2030[1,2,6]	165,306
350,000	VTR Finance N.V. 6.37%, 7/15/2028[1,2,6]	140,875
		7,354,114
	CONSUMER DISCRETIONARY — 9.2%
54,000	Air Canada 3.88%, 8/15/2026[1,2,6]	49,055
187,148	Air Canada Class A Pass-Through Trust 5.25%, 10/1/2030[2,6]	182,138
315,440	American Airlines Class AA Pass-Through Trust 3.35%, 4/15/2031	281,423
	American Airlines Class AA Pass-Through Trust
190,280	3.65%, 8/15/2030	173,080
371,755	3.15%, 8/15/2033	324,877
	American Airlines, Inc./AAdvantage Loyalty IP Ltd.
349,000	5.50%, 4/20/2026[2,6]	343,480
161,000	5.75%, 4/20/2029[2,6]	154,465
100,312	British Airways Class A Pass-Through Trust 4.25%, 11/15/2032[2]	93,636

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER DISCRETIONARY (Continued)
	Caesars Entertainment, Inc.
$109,000	8.12%, 7/1/2027[1,2]	$111,180
9,000	7.00%, 2/15/2030[1,2]	9,180
	Delta Air Lines, Inc. / SkyMiles IP Ltd.
116,000	4.50%, 10/20/2025[2,6]	114,017
623,000	4.75%, 10/20/2028[2,6]	600,426
2,216,000	ERAC USA Finance LLC 4.50%, 2/15/2045[1,2]	1,971,203
739,000	Ford Motor Credit Co. LLC 4.54%, 8/1/2026[1]	700,572
362,000	General Motors Co. 6.80%, 10/1/2027[1]	382,582
	General Motors Financial Co., Inc.
797,000	3.60%, 6/21/2030[1]	697,624
1,213,000	2.35%, 1/8/2031[1]	957,957
250,000	McDonald's Corp. 4.45%, 3/1/2047[1]	227,766
125,000	Murphy Oil USA, Inc. 3.75%, 2/15/2031[1,2]	105,316
	Newell Brands, Inc.
104,000	6.37%, 9/15/2027[1]	104,998
92,000	6.62%, 9/15/2029[1]	92,790
1,034,000	Starbucks Corp. 4.45%, 8/15/2049[1]	929,210
220,000	Stellantis Finance US, Inc. 2.69%, 9/15/2031[1,2]	177,761
222,587	United Airlines Class A Pass-Through Trust 5.88%, 4/15/2029	221,777
	United Airlines Class AA Pass-Through Trust
157,517	4.15%, 2/25/2033	141,277
538,676	2.70%, 11/1/2033	453,328
204,195	United Airlines Class B Pass-Through Trust 4.60%, 9/1/2027	192,818
	United Airlines, Inc.
64,000	4.38%, 4/15/2026[1,2]	61,298
273,000	4.63%, 4/15/2029[1,2]	247,417
		10,102,651
	CONSUMER STAPLES — 4.0%
	Altria Group, Inc.
45,000	4.80%, 2/14/2029[1]	44,594
152,000	5.95%, 2/14/2049[1]	143,325
480,000	Anheuser-Busch Cos. LLC / Anheuser-Busch InBev Worldwide, Inc. 4.70%, 2/1/2036[1]	477,486
430,000	Anheuser-Busch InBev Worldwide, Inc. 4.50%, 6/1/2050[1]	401,336

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	CONSUMER STAPLES (Continued)
$320,000	BAT Capital Corp. 2.26%, 3/25/2028[1]	$273,144
386,000	BAT International Finance PLC 1.67%, 3/25/2026[1,6]	351,011
352,000	Bimbo Bakeries USA, Inc. 4.00%, 5/17/2051[1,2]	274,609
363,000	BRF S.A. 4.88%, 1/24/2030[1,2,6]	299,223
206,000	JBS USA LUX S.A. / JBS USA Food Co. / JBS USA Finance, Inc. 3.63%, 1/15/2032[1,2,6]	170,768
373,000	Kraft Heinz Foods Co. 5.50%, 6/1/2050[1]	376,071
750,000	Kroger Co. 4.50%, 1/15/2029[1]	745,378
229,000	MARB BondCo PLC 3.95%, 1/29/2031[1,2,6]	174,029
600,000	NBM U.S. Holdings, Inc. 6.62%, 8/6/2029[1,2]	555,468
54,000	Philip Morris International, Inc. 5.62%, 11/17/2029[1]	56,314
		4,342,756
	ENERGY — 11.0%
414,000	Aker BP ASA 3.10%, 7/15/2031[1,2,6]	350,113
220,000	BP Capital Markets PLC 4.38% (USD 5 Year Tsy+404 basis points)[1,4,6,7,8]	209,529
90,000	Cheniere Energy Partners LP 3.25%, 1/31/2032[1]	74,242
172,000	CITGO Petroleum Corp. 7.00%, 6/15/2025[1,2]	169,695
21,000	Crestwood Midstream Partners LP / Crestwood Midstream Finance Corp. 7.37%, 2/1/2031[1,2]	21,000
224,000	CVR Energy, Inc. 5.25%, 2/15/2025[1,2]	215,023
358,000	DT Midstream, Inc. 4.30%, 4/15/2032[1,2]	320,531
690,000	EIG Pearl Holdings Sarl 4.39%, 11/30/2046[2,6]	543,179
	Enbridge, Inc.
174,000	5.70%, 3/8/2033[1,6]	180,810
180,000	6.00% (3-Month USD Libor+389 basis points), 1/15/2077[1,4,6,9]	166,062
337,000	Endeavor Energy Resources LP / EER Finance, Inc. 5.75%, 1/30/2028[1,2]	334,472
	Energy Transfer LP
314,000	3.75%, 5/15/2030[1]	289,078
275,000	5.40%, 10/1/2047[1]	243,692

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	ENERGY (Continued)
$500,000	6.25%, 4/15/2049[1]	$493,140
92,000	7.12% (USD 5 Year Tsy+530 basis points)[1,4,7,8]	77,372
	Enterprise Products Operating LLC
475,000	6.45%, 9/1/2040	519,904
366,000	3.30%, 2/15/2053[1]	263,876
126,000	5.37% (3-Month USD Libor+257 basis points), 2/15/2078[1,4,9]	101,139
956,000	Exxon Mobil Corp. 4.23%, 3/19/2040[1]	894,148
157,000	Howard Midstream Energy Partners LLC 6.75%, 1/15/2027[1,2]	148,045
	Kinder Morgan, Inc.
410,000	8.05%, 10/15/2030	467,271
600,000	5.55%, 6/1/2045[1]	566,932
	MPLX LP
249,000	5.50%, 2/15/2049[1]	230,884
983,000	4.90%, 4/15/2058[1]	810,888
	NGPL PipeCo LLC
820,000	4.88%, 8/15/2027[1,2]	794,140
737,000	7.77%, 12/15/2037[2]	811,406
107,000	ONEOK, Inc. 6.10%, 11/15/2032[1]	110,717
	Petroleos Mexicanos
304,000	5.95%, 1/28/2031[1,6]	232,658
224,000	6.70%, 2/16/2032[1,6]	178,319
136,000	6.95%, 1/28/2060[1,6]	87,973
250,000	Plains All American Pipeline LP / PAA Finance Corp. 4.50%, 12/15/2026[1]	244,068
809,000	Targa Resources Partners LP / Targa Resources Partners Finance Corp. 5.50%, 3/1/2030[1]	790,579
290,000	Transcontinental Gas Pipe Line Co. LLC 3.95%, 5/15/2050[1]	229,702
198,000	Valero Energy Corp. 4.00%, 6/1/2052[1]	152,120
31,000	Western Midstream Operating LP 6.15%, 4/1/2033[1]	31,347
800,000	Williams Cos., Inc. 4.90%, 1/15/2045[1]	703,395
		12,057,449
	FINANCIALS — 24.3%
669,000	AerCap Ireland Capital DAC / AerCap Global Aviation Trust 3.30%, 1/30/2032[1,6]	554,778
501,000	AIB Group PLC 4.26% (3-Month USD Libor+187 basis points), 4/10/2025[1,2,4,6]	490,157
	Allianz S.E.
600,000	3.50% (USD 5 Year Tsy+297 basis points)[1,2,4,6,8,10]	480,845

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$200,000	3.20% (USD 5 Year Tsy+217 basis points)[1,2,4,6,8,10]	$140,297
175,000	Allstate Corp. 6.50% (3-Month USD Libor+212 basis points), 5/15/2067[1,4,9]	165,295
	Bank of America Corp.
200,000	4.18%, 11/25/2027[1]	192,828
1,895,000	2.97% (SOFR Rate+133 basis points), 2/4/2033[1,9]	1,594,538
200,000	5.87%, 2/7/2042	214,485
117,000	Boston Properties LP 3.80%, 2/1/2024[1]	112,702
	Citigroup, Inc.
297,000	3.98% (3-Month Term SOFR+160 basis points), 3/20/2030[1,9]	276,484
804,000	5.30%, 5/6/2044	763,464
605,000	4.00% (USD 5 Year Tsy+360 basis points)[1,4,8,10]	528,970
494,000	Comerica, Inc. 3.70%, 7/31/2023[1]	473,665
451,000	Credit Agricole S.A. 4.00% (USD SWAP SEMI 30/360 5Y+164 basis points), 1/10/2033[1,2,4,6,7]	407,941
	Credit Suisse Group A.G.
697,000	2.59% (SOFR Rate+156 basis points), 9/11/2025[1,2,4,6,9]	645,561
250,000	3.09% (SOFR Rate+173 basis points), 5/14/2032[1,2,4,6]	200,993
	Deutsche Bank A.G.
150,000	6.72% (SOFR Rate+318 basis points), 1/18/2029[1,4,6,9]	148,827
200,000	7.08% (SOFR Rate+365 basis points), 2/10/2034[1,4,6,9]	185,365
414,000	Discover Financial Services 6.70%, 11/29/2032[1]	425,947
545,000	EPR Properties 3.60%, 11/15/2031[1]	407,420
	Extra Space Storage LP
75,000	5.70%, 4/1/2028[1]	75,442
265,000	2.35%, 3/15/2032[1]	207,985
1,050,000	Farmers Insurance Exchange 4.75% (3-Month USD Libor+323 basis points), 11/1/2057[1,2,4,9]	821,537
69,000	Fiserv, Inc. 5.60%, 3/2/2033[1]	71,552
192,000	Global Payments, Inc. 5.40%, 8/15/2032[1]	188,108
151,000	GLP Capital LP / GLP Financing II, Inc. 3.25%, 1/15/2032[1]	122,515
	Goldman Sachs Group, Inc.
209,000	5.95%, 1/15/2027	215,084
790,000	6.55% (3-Month USD Libor+175 basis points), 10/28/2027[1,3]	798,386
250,000	6.75%, 10/1/2037	270,064
232,000	High Street Funding Trust II 4.68%, 2/15/2048[1,2]	192,384
395,000	HSBC Capital Funding Dollar 1 LP 10.18% (3-Month USD Libor+498 basis points)[1,2,4,6,8,9,10]	473,570

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
	HSBC Holdings PLC
$224,000	4.95%, 3/31/2030[6]	$218,272
844,000	4.60% (USD 5 Year Tsy+365 basis points)[1,4,6,8,10]	630,265
663,000	ING Groep N.V. 3.87% (SOFR Rate+164 basis points), 3/28/2026[1,4,6]	640,755
	Iron Mountain, Inc.
46,000	5.00%, 7/15/2028[1,2]	42,803
320,000	4.88%, 9/15/2029[1,2]	287,026
	Massachusetts Mutual Life Insurance Co.
502,000	5.08% (3-Month USD Libor+319 basis points), 2/15/2069[1,2,4]	456,956
236,000	4.90%, 4/1/2077[2]	203,399
	MetLife, Inc.
1,219,000	9.25%, 4/8/2038[1,2]	1,438,357
333,000	10.75%, 8/1/2039[1]	431,292
1,150,000	6.40%, 12/15/2066[1]	1,112,786
	Morgan Stanley
500,000	3.95%, 4/23/2027	482,232
575,000	4.89% (SOFR Rate+208 basis points), 7/20/2033[1,9]	564,793
379,000	PNC Financial Services Group, Inc. 5.00% (3-Month USD Libor+330 basis points)[1,4,8,9,10]	342,995
845,000	Principal Financial Group, Inc. 7.91% (3-Month USD Libor+304 basis points), 5/15/2055[1,4,9]	838,744
	Prudential Financial, Inc.
746,000	5.62% (3-Month USD Libor+392 basis points), 6/15/2043[1,4,9]	732,552
447,000	5.70% (3-Month USD Libor+267 basis points), 9/15/2048[1,4,9]	416,827
215,000	Rexford Industrial Realty LP 2.15%, 9/1/2031[1]	170,200
78,000	Santander Holdings USA, Inc. 6.50% (SOFR Rate+236 basis points), 3/9/2029[1,4,9]	77,861
462,000	SBA Tower Trust 2.59%, 10/15/2031[1,2]	373,832
1,989,000	Scentre Group Trust 2 4.75% (USD 5 Year Tsy+438 basis points), 9/24/2080[1,2,4,6]	1,790,649
159,000	Simon Property Group LP 5.85%, 3/8/2053[1]	159,485
740,000	Synchrony Financial 2.88%, 10/28/2031[1]	523,127
1,232,000	Truist Financial Corp. 4.80% (USD 5 Year Tsy+300 basis points)[1,4,7,8,10]	1,078,000
34,000	WEA Finance LLC 4.63%, 9/20/2048[1,2]	24,031
	Wells Fargo & Co.
250,000	5.87% (3-Month USD Libor+399 basis points)[1,4,8,9,10]	245,625
719,000	3.90% (USD 5 Year Tsy+345 basis points)[1,4,8,10]	634,668

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	FINANCIALS (Continued)
$1,010,000	Westpac Banking Corp. 2.67% (USD 5 Year Tsy+175 basis points), 11/15/2035[1,4,6]	$786,573
		26,551,294
	GOVERNMENTS — 1.0%
70,000	Romanian Government International Bond 7.63%, 1/17/2053[2,6]	74,854
1,000,000	Saudi Government International Bond 5.25%, 1/16/2050[2,6]	969,380
461,000	Ukraine Government International Bond 7.25%, 3/15/2035[2,6]	78,370
		1,122,604
	HEALTH CARE — 4.3%
561,000	AbbVie, Inc. 4.05%, 11/21/2039[1]	498,994
	Amgen, Inc.
61,000	5.25%, 3/2/2030[1]	62,298
146,000	5.65%, 3/2/2053[1]	151,058
1,000,000	Bayer U.S. Finance II LLC 4.62%, 6/25/2038[1,2]	914,872
400,000	CommonSpirit Health 2.78%, 10/1/2030[1]	339,600
	CVS Health Corp.
271,000	4.30%, 3/25/2028[1]	265,790
287,000	4.25%, 4/1/2050[1]	239,113
200,000	Organon & Co. / Organon Foreign Debt Co-Issuer BV 4.13%, 4/30/2028[1,2]	182,822
	Royalty Pharma PLC
829,000	2.20%, 9/2/2030[1,6]	674,406
320,000	2.15%, 9/2/2031[1,6]	252,794
323,000	STERIS Irish FinCo UnLtd Co. 2.70%, 3/15/2031[1,6]	270,177
545,000	Takeda Pharmaceutical Co., Ltd. 3.18%, 7/9/2050[1,6]	388,080
180,000	Tenet Healthcare Corp. 4.87%, 1/1/2026[1]	176,465
397,000	UnitedHealth Group, Inc. 3.05%, 5/15/2041[1]	312,567
		4,729,036
	INDUSTRIALS — 2.4%
608,000	Adani Ports & Special Economic Zone Ltd. 3.38%, 7/24/2024[2,6]	562,704
422,000	Ashtead Capital, Inc. 4.00%, 5/1/2028[1,2]	391,750

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	INDUSTRIALS (Continued)
$450,000	Boeing Co. 5.80%, 5/1/2050[1]	$451,329
52,000	Masonite International Corp. 3.50%, 2/15/2030[1,2,6]	43,098
214,000	Rolls-Royce PLC 5.75%, 10/15/2027[1,2,6]	213,187
585,000	Simpar Europe S.A. 5.20%, 1/26/2031[1,2,6]	427,588
50,000	Sydney Airport Finance Co. Pty Ltd. 3.37%, 4/30/2025[1,2,6]	48,271
200,000	TK Elevator U.S. Newco, Inc. 5.25%, 7/15/2027[1,2]	188,820
52,000	TransDigm, Inc. 6.75%, 8/15/2028[1,2]	52,585
160,000	Triton Container International Ltd. 3.15%, 6/15/2031[1,2,6]	126,458
200,000	Union Pacific Corp. 3.84%, 3/20/2060[1]	161,253
		2,667,043
	MATERIALS — 5.7%
431,000	Alpek S.A.B. de C.V. 3.25%, 2/25/2031[1,2,6]	352,205
516,000	AngloGold Ashanti Holdings PLC 3.75%, 10/1/2030[1,6]	450,643
200,000	Ardagh Metal Packaging Finance USA LLC / Ardagh Metal Packaging Finance PLC 4.00%, 9/1/2029[1,2,6]	156,500
	Braskem Idesa SAPI
391,000	7.45%, 11/15/2029[1,2,6]	314,053
539,000	6.99%, 2/20/2032[1,2,6]	406,632
549,000	Braskem Netherlands Finance B.V. 5.88%, 1/31/2050[2,6]	412,154
560,000	Celanese U.S. Holdings LLC 6.16%, 7/15/2027[1]	565,167
627,000	Inversiones CMPC S.A. 3.85%, 1/13/2030[1,2,6]	567,993
173,000	LABL, Inc. 5.88%, 11/1/2028[1,2]	153,650
272,000	Newcrest Finance Pty Ltd. 3.25%, 5/13/2030[1,2,6]	240,355
	Nutrien Ltd.
206,000	5.90%, 11/7/2024[6]	208,856
35,000	4.90%, 3/27/2028[1,6]	34,945
358,000	Orbia Advance Corp. S.A.B. de C.V. 2.88%, 5/11/2031[1,2,6]	287,474

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	MATERIALS (Continued)
	Sealed Air Corp.
$523,000	1.57%, 10/15/2026[1,2]	$456,809
16,000	6.12%, 2/1/2028[1,2]	16,120
761,000	Sherwin-Williams Co. 2.90%, 3/15/2052[1]	487,500
448,000	Smyrna Ready Mix Concrete LLC 6.00%, 11/1/2028[1,2]	420,560
313,000	Suzano Austria GmbH 3.75%, 1/15/2031[1,6]	272,414
381,000	Vale Overseas, Ltd. 6.87%, 11/21/2036[6]	398,117
		6,202,147
	TECHNOLOGY — 5.2%
	Broadcom, Inc.
1,125,000	3.47%, 4/15/2034[1,2]	923,458
415,000	3.19%, 11/15/2036[1,2]	314,646
169,000	3.75%, 2/15/2051[1,2]	124,008
	Dell International LLC / EMC Corp.
226,000	5.85%, 7/15/2025[1]	229,575
229,000	8.35%, 7/15/2046[1]	274,904
519,000	3.45%, 12/15/2051[1,2]	336,147
	Intel Corp.
53,000	5.20%, 2/10/2033[1]	53,901
35,000	5.70%, 2/10/2053[1]	35,601
157,000	Kyndryl Holdings, Inc. 2.05%, 10/15/2026[1]	136,283
166,000	Micron Technology, Inc. 2.70%, 4/15/2032[1]	132,845
151,000	Microsoft Corp. 2.67%, 6/1/2060[1]	103,733
526,000	NXP B.V. / NXP Funding LLC / NXP USA, Inc. 4.30%, 6/18/2029[1,6]	504,557
	Oracle Corp.
1,105,000	2.30%, 3/25/2028[1]	987,037
500,000	3.85%, 7/15/2036[1]	426,406
458,000	3.60%, 4/1/2040[1]	354,758
46,000	5.55%, 2/6/2053[1]	43,648
768,000	VMware, Inc. 2.20%, 8/15/2031[1]	606,344
144,000	Western Digital Corp. 2.85%, 2/1/2029[1]	116,991
		5,704,842
	UTILITIES — 8.6%
650,000	AES Andes S.A. 6.35% (USD 5 Year Tsy+492 basis points), 10/7/2079[1,2,4,6,7]	605,746

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
$475,000	AES Panama Generation Holdings SRL 4.38%, 5/31/2030[1,2,6]	$408,737
789,000	Arizona Public Service Co. 4.25%, 3/1/2049[1]	644,951
32,000	CenterPoint Energy Houston Electric LLC 5.30%, 4/1/2053[1]	33,000
229,000	CMS Energy Corp. 3.75% (USD 5 Year Tsy+290 basis points), 12/1/2050[1,4]	171,556
200,000	Consorcio Transmantaro S.A. 4.70%, 4/16/2034[2,6]	183,000
634,000	Edison International 5.38% (USD 5 Year Tsy+470 basis points)[1,4,8,10]	560,699
230,000	Evergy Metro, Inc. 4.20%, 6/15/2047[1]	195,489
385,000	Evergy Missouri West, Inc. 5.15%, 12/15/2027[1,2]	388,067
905,000	Exelon Corp. 4.05%, 4/15/2030[1]	859,329
200,000	FirstEnergy Corp. 7.37%, 11/15/2031	224,296
22,000	Indiana Michigan Power Co. 5.62%, 4/1/2053[1]	22,841
307,000	IPALCO Enterprises, Inc. 4.25%, 5/1/2030[1]	282,487
314,000	Jersey Central Power & Light Co. 2.75%, 3/1/2032[1,2]	262,414
239,000	Light Servicos de Eletricidade S.A./Light Energia S.A. 4.38%, 6/18/2026[1,2,6]	71,167
354,000	Metropolitan Edison Co. 4.30%, 1/15/2029[1,2]	338,955
1,000,000	MidAmerican Energy Co. 4.25%, 7/15/2049[1]	890,343
206,000	New England Power Co. 5.94%, 11/25/2052[1,2]	225,061
	NiSource, Inc.
29,000	5.25%, 3/30/2028[1]	29,475
218,000	3.60%, 5/1/2030[1]	201,026
277,000	5.65% (USD 5 Year Tsy+284 basis points)[1,4,7,8,10]	260,380
	Pacific Gas and Electric Co.
305,000	2.10%, 8/1/2027[1]	265,232
481,000	3.50%, 8/1/2050[1]	316,370
535,000	Piedmont Natural Gas Co., Inc. 3.50%, 6/1/2029[1]	496,283
239,000	Puget Energy, Inc. 2.38%, 6/15/2028[1]	210,340

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

Principal Amount		Value
	CORPORATE BONDS (Continued)
	UTILITIES (Continued)
	Southern Co. Gas Capital Corp.
$426,000	5.87%, 3/15/2041[1]	$444,496
121,000	3.95%, 10/1/2046[1]	93,576
822,000	4.40%, 5/30/2047[1]	700,385
		9,385,701
	TOTAL CORPORATE BONDS
	(Cost $105,305,586)	90,219,637
	MUNICIPAL BONDS — 0.2%
294,000	University of Michigan 3.60%, 4/1/2047	260,990
	TOTAL MUNICIPAL BONDS
	(Cost $294,000)	260,990
	U.S. GOVERNMENT AND AGENCIES — 1.9%
345,500	United States Treasury Bond 4.00%, 11/15/2052	365,150
	United States Treasury Note
535,000	1.75%, 5/15/2023	533,129
99,000	0.62%, 12/31/2027	85,991
264,500	4.00%, 2/29/2028	269,025
35,000	4.00%, 2/28/2030	35,897
807,800	3.50%, 2/15/2033	808,431
	TOTAL U.S. GOVERNMENT AND AGENCIES
	(Cost $2,066,653)	2,097,623

Number of Shares
	SHORT-TERM INVESTMENTS — 0.3%
359,593	Goldman Sachs Financial Square Government Fund - Institutional Class 4.66%[11]	359,593
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $359,593)	359,593
	TOTAL INVESTMENTS — 98.8%
	(Cost $124,803,672)	108,230,114
	Other Assets in Excess of Liabilities — 1.2%	1,284,389
	TOTAL NET ASSETS — 100.0%	$109,514,503

LLC – Limited Liability Company

LP – Limited Partnership

PLC – Public Limited Company

[1]	Callable.
[2]	Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $47,461,663, which represents 43.3% of total net assets of the Fund.
[3]	Floating rate security.
[4]	Variable rate security. Rate shown is the rate in effect as of March 31, 2023.
[5]	Step rate security.
[6]	Foreign security denominated in U.S. Dollars.
[7]	Fixed to variable security. Fixed rate indicated is the rate effective at March 31, 2023. Security may convert at a future date to a variable rate of referenced rate and spread.
[8]	Perpetual security. Date shown is next call date.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

[9]	Fixed to float security. Fixed rate indicated is the rate effective at March 31, 2023. Security may convert at a future date to a floating rate or referenced rate and spread.
[10]	Interest-only security.
[11]	The rate is the annualized seven-day yield at period end.

AAM/Insight Select Income Fund

SCHEDULE OF INVESTMENTS - Continued

As of March 31, 2023 (Unaudited)

FUTURES CONTRACTS

Number of Contracts Long (Short)	Description	Expiration Date	Notional Value	Value at March 31, 2023	Unrealized Appreciation (Depreciation)
Interest Rate Futures
23	2-Year U.S. Treasury Note	June 2023	$4,697,577	$4,748,422	$50,845
(4)	10-Year U.S. Treasury Note	June 2023	(446,957)	(459,688)	(12,731)
157	U.S. Treasury Long Bond	June 2023	19,759,668	20,591,531	831,863
(127)	Ultra 10-Year U.S. Treasury Note	June 2023	(14,901,318)	(15,384,859)	(483,541)
(31)	Ultra Long-Term U.S. Treasury Bond	June 2023	(4,162,965)	(4,374,875)	(211,910)

TOTAL FUTURES CONTRACTS			$4,946,005	$5,120,531	$174,526